Leases - The Company as Lessee - Schedule of total amount of lease payments on an undiscounted basis (Detail)	Dec. 31, 2019 USD ($)
Discount rate upon adoption	5.60%
2020	$ 478,140
Lessee, Operating Lease, Liability, Payments, Due	478,140
Operating Lease, Liability	473,132
Lease liabilities - short term	473,132
Total lease liabilities	473,132
Discount based on incremental borrowing rate	$ 5,008
Chartered-in contract greater than 12 months [Member]
Discount rate upon adoption	5.60%
2020	$ 390,000
Lessee, Operating Lease, Liability, Payments, Due	390,000
Operating Lease, Liability	386,388
Lease liabilities - short term	386,388
Total lease liabilities	386,388
Discount based on incremental borrowing rate	$ 3,612
Office leases [Member]
Discount rate upon adoption	5.60%
2020	$ 88,140
Lessee, Operating Lease, Liability, Payments, Due	88,140
Operating Lease, Liability	86,744
Lease liabilities - short term	86,744
Total lease liabilities	86,744
Discount based on incremental borrowing rate	$ 1,396